Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Carrying amount and fair value of debt
The fair values of the Company’s publicly traded debt, shown below, are based on quoted market prices. The fair values of the Company’s non-traded debt, also shown below, are estimated using discounted cash flow analyses, based on the Company’s current incremental borrowing rates for similar types of borrowing arrangements. The Company's publicly traded debt and non-traded debt are classified as level 1 and level 2, respectively, in the fair value hierarchy. See Note 7.

	December 31,
	2013		2012		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Publicly traded debt	$1,620,646	$1,614,739	$1,630,056	$1,706,487	$632,423	$703,238
Non-traded debt	4,675	4,430	5,798	5,600	14,631	14,070

Assets and Liabilities Reported at Fair Value on a Recurring Basis
Assets and Liabilities Reported at Fair Value on a Recurring Basis

	Fair Value at December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Deferred compensation plan asset (a)	$21,660	$3,759	$17,901
Liabilities:
Deferred compensation plan liability (b)	$28,607	$28,607

(a)
The deferred compensation plan asset consists of the investment funds maintained for the future payments under the Company’s executive deferred compensation plan, which is structured as a rabbi trust. The investments are marketable securities accounted for under the Debt and Equity Securities Topic of the ASC. The level 1 investments are valued using quoted market prices multiplied by the number of shares. The level 2 investments are valued based on vendor or broker models. The cost basis of the investment funds is $21,224.

(b)	The deferred compensation plan liability represents the value of the Company’s liability under its deferred compensation plan based on quoted market prices in active markets for identical assets.

Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis
Assets and Liabilities Reported at Fair Value on a Nonrecurring Basis. Except for the acquisition-related fair value measurements described in Note 2 which qualify as level 2 measurements, there were no assets and liabilities measured at fair value on a nonrecurring basis in 2013.

Amortized cost of non-compete covenants and certain intangible property rights
The cost of finite-lived trademarks, non-compete covenants and certain intangible property rights are amortized on a straight-line basis over the expected period of benefit as follows:

Useful Life
Finite-lived trademarks	5 years
Non-compete covenants	3 – 5 years
Certain intangible property rights	3 – 20 years

Classes of assets and ranges of annual depreciation rates	The major classes of assets and ranges of annual depreciation rates are:

Buildings	2.5% – 20.0%
Machinery and equipment	5.0% – 20.0%
Furniture and fixtures	10.0% – 33.3%
Automobiles and trucks	10.0% – 33.3%

Company's accrual for product warranty claims
Changes in the Company’s accrual for product warranty claims during 2013, 2012 and 2011, including customer satisfaction settlements during the year, were as follows:

	2013	2012	2011
Balance at January 1	$22,710	$22,071	$23,103
Charges to expense	33,265	28,590	29,957
Settlements	(29,220)	(27,951)	(30,989)
Balance at December 31	$26,755	$22,710	$22,071